RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - Daktronics, Inc. common stock - EBP 002 - shares	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares (in shares)	1,750,952	2,122,054
Purchase of common stock (in shares)	655,031	671,564
Sales of common stock (in shares)	6,166,722	3,930,146